Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards to reduce future taxable income.	federal net operating loss carryforwards of approximately $70.0 million available to reduce future taxable income, of which $3.8 million is subject to expiration between 2026 and 2037 and $66.2 million may be carried forward indefinitely.
Operating loss carryforwards	$ 70,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,945	$ 1,528
Deferred tax assets, expiration	expiration at various times through 2044
Percent of net operating loss utilization	50.00%
Increase in deferred tax assets valuation allowance	$ 2,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	22,300
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,900
Tax Year 2026 to 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,800
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 66,200